1(212) 318-6054

vadimavdeychik@paulhastings.com

March 7, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:      Office of Filings, Information & Consumer Services

RE:                Gabelli 787 Fund, Inc. (the “Corporation”)

              File Nos. 333-141582/811-22041

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Corporation do not differ from those contained in Post-Effective Amendment No. 30 (the “Amendment”) to the Corporation’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2022 (Accession No. 0001193125-22-057936).

    If you have any questions concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Vadim Avdeychik
Vadim Avdeychik
Paul Hastings LLP

cc:	B. Alpert – Gabelli Funds, LLC
J. Ball – Gabelli Funds, LLC
P. Goldstein – Gabelli Funds, LLC
A. Ward